Shareholder Report Holdings in Thousands	6 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SP Funds Trust
Entity Central Index Key	0001989916
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
SP Funds 2030 Target Date Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2030 Target Date Fund
Class Name	Investor Shares
Trading Symbol	SPTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds 2030 Target Date Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/SPTAX. You can also request this information by contacting us at (425) 409-9500 or by writing the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.
Additional Information Phone Number	(425) 409-9500
Additional Information Website	https://www.sp-funds.com/SPTAX
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2030 Target Date Fund - Investor Shares	$42	0.85%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 4,094,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 8,923
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$4,094
Number of Holdings	6
Total Advisory Fee	$8,923
Portfolio Turnover	4%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
SP Funds Dow Jones Global Sukuk ETF	48.6%
SP Funds S&P 500 Sharia Industry Exclusions ETF	21.1%
SP Funds S&P Global REIT Sharia ETF	9.6%
SP Funds S&P Global Technology ETF	7.6%
SP Funds S&P World (ex-US) ETF	7.4%
SPDR Gold Shares	2.6%

SP Funds 2030 Target Date Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2030 Target Date Fund
Class Name	Institutional Shares
Trading Symbol	SPTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds 2030 Target Date Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/SPTMX. You can also request this information by contacting us at (425) 409-9500 or by writing the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.
Additional Information Phone Number	(425) 409-9500
Additional Information Website	https://www.sp-funds.com/SPTMX
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2030 Target Date Fund - Institutional Shares	$22	0.45%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 4,094,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 8,923
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$4,094
Number of Holdings	6
Total Advisory Fee	$8,923
Portfolio Turnover	4%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
SP Funds Dow Jones Global Sukuk ETF	48.6%
SP Funds S&P 500 Sharia Industry Exclusions ETF	21.1%
SP Funds S&P Global REIT Sharia ETF	9.6%
SP Funds S&P Global Technology ETF	7.6%
SP Funds S&P World (ex-US) ETF	7.4%
SPDR Gold Shares	2.6%

SP Funds 2040 Target Date Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2040 Target Date Fund
Class Name	Investor Shares
Trading Symbol	SPTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds 2040 Target Date Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/SPTBX. You can also request this information by contacting us at (425) 409-9500 or by writing the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.
Additional Information Phone Number	(425) 409-9500
Additional Information Website	https://www.sp-funds.com/SPTBX
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2040 Target Date Fund - Investor Shares	$41	0.85%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
Net Assets	$ 1,925,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 3,776
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$1,925
Number of Holdings	5
Total Advisory Fee	$3,776
Portfolio Turnover	1%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	34.1%
SP Funds S&P Global Technology ETF	33.0%
SP Funds S&P World (ex-US) ETF	19.6%
SP Funds Dow Jones Global Sukuk ETF	4.9%
SP Funds S&P Global REIT Sharia ETF	4.8%

SP Funds 2040 Target Date Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2040 Target Date Fund
Class Name	Institutional Shares
Trading Symbol	SPTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds 2040 Target Date Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/SPTNX. You can also request this information by contacting us at (425) 409-9500 or by writing the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.
Additional Information Phone Number	(425) 409-9500
Additional Information Website	https://www.sp-funds.com/SPTNX
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2040 Target Date Fund - Institutional Shares	$22	0.45%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 1,925,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 3,776
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$1,925
Number of Holdings	5
Total Advisory Fee	$3,776
Portfolio Turnover	1%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	34.1%
SP Funds S&P Global Technology ETF	33.0%
SP Funds S&P World (ex-US) ETF	19.6%
SP Funds Dow Jones Global Sukuk ETF	4.9%
SP Funds S&P Global REIT Sharia ETF	4.8%

SP Funds 2050 Target Date Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2050 Target Date Fund
Class Name	Investor Shares
Trading Symbol	SPTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds 2050 Target Date Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/SPTCX. You can also request this information by contacting us at (425) 409-9500 or by writing the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.
Additional Information Phone Number	(425) 409-9500
Additional Information Website	https://www.sp-funds.com/SPTCX
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2050 Target Date Fund - Investor Shares	$41	0.85%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
Net Assets	$ 1,565,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 2,770
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$1,565
Number of Holdings	5
Total Advisory Fee	$2,770
Portfolio Turnover	65%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	34.2%
SP Funds S&P Global Technology ETF	33.0%
SP Funds S&P World (ex-US) ETF	19.7%
SP Funds Dow Jones Global Sukuk ETF	4.9%
SP Funds S&P Global REIT Sharia ETF	4.8%

SP Funds 2050 Target Date Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2050 Target Date Fund
Class Name	Institutional Shares
Trading Symbol	SPTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds 2050 Target Date Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/SPTOX. You can also request this information by contacting us at (425) 409-9500 or by writing the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.
Additional Information Phone Number	(425) 409-9500
Additional Information Website	https://www.sp-funds.com/SPTOX
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2050 Target Date Fund - Institutional Shares	$21	0.45%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.45%
Net Assets	$ 1,565,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 2,770
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$1,565
Number of Holdings	5
Total Advisory Fee	$2,770
Portfolio Turnover	65%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	34.2%
SP Funds S&P Global Technology ETF	33.0%
SP Funds S&P World (ex-US) ETF	19.7%
SP Funds Dow Jones Global Sukuk ETF	4.9%
SP Funds S&P Global REIT Sharia ETF	4.8%

SP Funds S&P Global Technology ETF
Shareholder Report [Line Items]
Fund Name	SP Funds S&P Global Technology ETF
Class Name	SP Funds S&P Global Technology ETF
Trading Symbol	SPTE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds S&P Global Technology ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/SPTE. You can also request this information by contacting us at (425) 409-9500 or by contacting the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.
Additional Information Phone Number	(425) 409-9500
Additional Information Website	https://www.sp-funds.com/SPTE
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P Global Technology ETF	$27	0.55%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 49,526,000
Holdings Count | Holdings	94
Advisory Fees Paid, Amount	$ 126,941
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$49,526
Number of Holdings	94
Total Advisory Fee	$126,941
Portfolio Turnover	16%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets) Geographic Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.0%
Apple, Inc.	10.6%
Microsoft Corp.	10.0%
NVIDIA Corp.	9.4%
SAP SE	6.9%
ASML Holding NV	4.7%
Broadcom, Inc.	3.9%
MediaTek, Inc.	3.7%
Xiaomi Corp.	2.5%
Keyence Corp.	1.9%

SP Funds S&P World (ex-US) ETF
Shareholder Report [Line Items]
Fund Name	SP Funds S&P World (ex-US) ETF
Class Name	SP Funds S&P World (ex-US) ETF
Trading Symbol	SPWO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds S&P World (ex-US) ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/SPWO. You can also request this information by contacting us at (425) 409-9500 or by writing the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.
Additional Information Phone Number	(425) 409-9500
Additional Information Website	https://www.sp-funds.com/SPWO
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P World (ex-US) ETF	$27	0.55%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 46,432,000
Holdings Count | Holdings	380
Advisory Fees Paid, Amount	$ 94,791
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$46,432
Number of Holdings	380
Total Advisory Fee	$94,791
Portfolio Turnover	21%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets) Geographic Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.2%
Alibaba Group Holding Ltd.	4.6%
SAP SE	2.1%
Xiaomi Corp. - Class B	2.1%
Nestle SA	1.9%
ASML Holding NV	1.8%
Meituan	1.7%
Roche Holding AG	1.6%
Novartis AG	1.5%
AstraZeneca PLC	1.5%